Borrowings Credit Agreement (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 29, 2017	Feb. 07, 2017 USD ($)	Feb. 07, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Oct. 07, 2016 USD ($)	Aug. 05, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,389					$ 12,071
US Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,315			$ 3,315
Long-term debt	$ 3,282
European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 249			€ 249
Long-term debt | €		€ 247
US and European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, quarterly amortization payment percentage	0.25%	0.25%
Debt instrument, annual prepayment percentage of excess cash flow	50.00%	50.00%
US Revolving Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 302
Long-term debt	$ 62
Reynolds Notes, Senior Secured Notes 5.125% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor	5.125%	5.125%
Notional amount								$ 250
Additional US Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 1,350
Reynolds Notes, Senior Notes 8.250% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor	8.25%	8.25%
Debt instrument, repurchased face amount							500
Reynolds Notes, Senior Secured Notes 6.875% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor	6.875%	6.875%
Debt instrument, repurchased face amount							$ 350
Fixed interest rate [member] | US Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor			2.75%	3.00%	3.00%
Fixed interest rate [member] | European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor			3.25%	3.50%	3.50%
Fixed interest rate [member] | US and European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, reduction to rate			0.25%	0.25%	0.25%
Fixed interest rate [member] | Reynolds Notes, Senior Secured Notes 5.125% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor								5.125%
Fixed interest rate [member] | Senior Notes Due 2016, 5.625% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor							5.625%
Fixed interest rate [member] | Senior Notes Due 2019, 9.875% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor							9.875%
Fixed interest rate [member] | Reynolds Notes, Senior Notes 8.250% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor							8.25%
Fixed interest rate [member] | Reynolds Notes, Senior Secured Notes 6.875% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor							6.875%
LIBOR [member] | US Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor	0.00%	0.00%
Borrowings, adjustment to interest rate basis	(2.75%)	(2.75%)		0.00%	0.00%
Floating interest rate [member] | US Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				(100.00%)	(100.00%)			25.00%
Floating interest rate [member] | European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								(25.00%)
EURIBOR [member] | European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor	0.00%	0.00%						0.00%
Borrowings, adjustment to interest rate basis	(3.25%)	(3.25%)
EURIBOR [member] | Floating interest rate [member] | European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate floor								100.00%
Bottom of range [member] | US and European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, annual prepayment percentage of excess cash flow	25.00%	25.00%
Top of range [member] | US and European Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, annual prepayment percentage of excess cash flow	0.00%	0.00%